United Refining Energy Corp.

823 Eleventh Avenue

New York, New York 10019

September 7, 2007

VIA FEDERAL EXPRESS AND EDGAR

John Reynolds, Assistant Director

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Mail Stop 3561

Re:	United Refining Energy Corp.
Registration Statement on Form S-1
Filed July 19, 2007
File No. 333-144704

Dear Mr. Reynolds:

On behalf of United Refining Energy Corp. (the “Company”), we are electronically transmitting hereunder a conformed copy of Amendment No. 1 (“Amendment No. 1”) to the Registration Statement of the Company on Form S-1 (the “Registration Statement”) reflecting comments set forth in the Staff’s letter to the Company dated August 21, 2007 (the Staff’s Letter”). Marked courtesy copies of this filing are being sent via overnight mail to Ronald Alpert, Esq.

We wanted to inform you of additional changes in Amendment No. 1, which reflect a change in the terms of the offering and which can be summarized as follows:

1.	The offering has been modified from the sale of 40,000,000 units at $10.00 per unit ($400,000,000) to the sale of up to 25,000,000 at a price per unit of $20.00 ($500,000,000). Accordingly, the over-allotment option has been modified from 6,000,000 units to 3,750,000 additional units. The aggregate size of the offering has changed from 46,000,000 units to 28,750,000 units. The exercise price of the warrants comprising part of the units has been increased from $7.50 to $14.00.

2.	The underwriter’s unit purchase option has been similarly modified from an option to purchase 2,000,000 units at $11.00 per unit to an option to purchase up to 1,250,000 units at a price of $25.00 per unit. The exercise price of the underwriter warrants has been increased from $7.50 to $14.00.

3.	The terms of the private placement have been modified. The sponsor of the Company agreed to purchase 10,000,000 warrants at a purchase price of $1.00 per warrant immediately prior to consummation of the offering. This obligation now consists of the purchase of 6,125,000 warrants to purchase common stock at a price of $2.00 per warrant. The aggregate proceeds to the Company from the private placement has increased from $10,000,000 to $12,250,000. The exercise price of these “insider warrants” is $14.00.

4.	In the event the Company must dissolve and liquidate, or in the event any investor were to vote against a business combination and elect to redeem their shares for cash, such public investors were expected to receive $9.83 per share, representing 98.25% amount paid for such shares. Under the new structure as described in Amendment No. 1, investors are expected to receive $19.65 per share, which also represents 98.25% of the amount paid for such shares.

5.	In the event the over-allotment is exercised in full, to the extent the funds held in trust are less than $19.65 per share, the first $937,500 in interest earned on the amount held in the trust account (net of taxes payable) will be used to cover such shortfall to bring the amount held in trust for the benefit of the public shareholders to an aggregate of $564,937,500 ($19.65 per share).

6.	The amount of interest earned on the trust account the company may draw to fund working capital prior to the consummation of a business combination has been increased from $3,000,000 to $3,500,000.

7.	We effected a .625-for-one reverse stock split effective as of September 6, 2007. As a result, the number of outstanding shares held by our sponsor was reduced from 10,000,000 to 6,250,000 and the per share purchase price was effectively increased from $.0025 per share to $.004 per share.

8.	The sponsor has agreed to surrender its additional purchase option and all references to the additional purchase option have been deleted from the Registration Statement.

In order to facilitate your review of this submission, we have restated and responded to each of the comments set forth in the Staff’s Letter on a point-by-point basis. The numbered paragraphs set forth below correspond to the numbered paragraphs in the Staff’s Letter. Page numbers refer to the marked copy of the enclosed submission.

General

1.	We note the disclosure on page 43 concerning factors considered in determining the terms of the securities. Please also describe the factors you considered in seeking proceeds of approximately $393 million. For example, explain if that was the amount that you determined was sufficient to complete an acquisition of the size you will pursue. State, if true, that the amount you are seeking was chosen because it was determined to be the maximum amount the company and the underwriters believed could be successfully received given market conditions, the company’s industry and management, and other factors.

The Company has revised the Registration Statement (page 22) to make the requested disclosure.

2.	Prior to the effectiveness of this registration statement, the staff requests that we be provided with a copy of the letter or a call from the NASD that the NASD has finished its review and has no additional concerns regarding the underwriting arrangement in this offering.

We acknowledge the comment and will provide the Staff, prior to effectiveness, with a copy of a letter or a call from the NASD that the NASD has finished its review and has no objection regarding the underwriting arrangements in this offering.

3.	Prior to effectiveness of this registration statement, please have an AMEX representative call the staff to confirm that your securities have been approved for listing.

We acknowledge the comment and will provide the Staff, prior to effectiveness, with a call from an AMEX representative confirming that the Company’s securities have been approved for listing.

4.	As you are a blank check company with minimal assets and no income from continuing operations, please advise us how you will comply with initial American Stock Exchange listing standards, including the requirements concerning income and shareholder equity.

There are four alternative quantitative listing standards applied by the American Stock Exchange to original listings, which are described in the table (available at www.amex.com) below:

[1]	Required in the latest fiscal year, or two of the three most recent fiscal years.
[2]

Public shareholders and public float do not include shareholders or shares held directly or indirectly by any officer, director, controlling shareholder or other concentrated (i.e. 10 percent or greater), affiliated or family holdings.

[3]	Option 3 requires a daily trading volume of 2,000 shares during the six months prior to listing.

The Company will be eligible for listing on the American Stock Exchange based upon Standards 3 and 4 described in the table above upon consummation of the offering.

5.	We note the disclosure on the cover page that you will not be limited to acquisition targets in the energy industry. We also note the detailed disclosure in the business section and elsewhere regarding the energy and refining industry. However, because the target company is not confined to any particular business or industry, all such disclosure could prove irrelevant to an eventual business combination. Please revise the disclosure throughout to make clear that the company can seek a target company in any industry or business. Please revise your Item 101 of Regulation S-K disclosure to discuss your intended search process in more detail since you are able to acquire companies outside of management’s expertise along with relevant risk factors. Revise to clarify if there is a time frame or monetary amount used that will trigger your search of companies not in the initial industry focus. Disclose in detail the factors the company would use to decide to invest in a business that is outside of its energy expertise. Explain how this criterion differs from those used to evaluate energy or refining businesses. The prospectus should state, among other things, whether the company will consider non-energy companies early in the process, if they are presented to it.

We note the Staff’s comment. With respect to disclosure clarifying the Company’s ability to seek a target in any industry, the Registration Statement contains such disclosure and we have added further disclosure as appropriate. Please see the cover page and pages 2, 6, 68, 76. Please see also the risk factor on page 34, which states that we “. . . will not be limited to pursuing acquisition opportunities only within [the energy] industry. As we have not currently selected any target business with which to complete a business combination, investors in this offering are unable to currently ascertain the merits or risks of the industry or target business’ operation.”

As the Company has taken no steps to date to identify potential target businesses, we have adopted no specific search process. As disclosed on page 76 of the prospectus, at the first meeting of the board of directors promptly following the closing of this offering, the Company intends to establish policies and procedures for seeking and evaluating appropriate business acquisition candidates. As part of the Company’s intended processes, we may create a contact database indicating the materials received by any potential target candidates, when such materials were evaluated, the parties primarily responsible for such evaluation and the reasons such candidate was either rejected or the issues that, upon initial evaluation, require further investigation. As the evaluation process progresses, numerous other factors, which are expected to vary with each potential candidate we evaluate, are expected to be relevant to a final determination of whether to move forward with any particular acquisition candidate.

The Company’s intention is to focus on potential acquisitions targets in the energy industry. However, if an attractive acquisition opportunity is identified in another industry prior to the time we identify an acquisition opportunity in the energy industry, we may pursue such other opportunity. There is no time or date certain or monetary milestone associated with when we may begin looking for acquisition opportunities outside of the energy industry. As an example, please see the Company’s disclosure on page 6.

6.	We note that the management stockholders have agreed to indemnify the trust against claims of various vendors. State whether any potential claims would not be covered by the indemnification. In addition, please clarify throughout the document as appropriate the obligation of the company to bring a claim against the management stockholders to enforce their liability obligation. Clarify whether the company has an obligation to bring this claim, if necessary. Clarify whether the board has any fiduciary obligation to bring such a claim. If not, please explain.

The Company has revised the Registration Statement (pages 20, 29, 83, 101) to make the requested disclosure.

7.	We note your disclosure on page seven, and similar disclosure elsewhere, that the company’s initial business acquisition must be with a target business (or businesses) whose fair market is at least equal to 80% of [y]our net asset held in the trust account ....” Please clarify in more detail the situations in which the 80% test can be met in a transaction in which the registrant acquires less than a 100% interest in the target business or businesses. Pease explain how such a valuation would be calculated. In addition, please explain in more detail the transactions in which the company would or would not acquire a controlling interest in the target business or businesses. Please include any related risk factors, e.g., Investment Company Act issues. We may have further comment.

The Company has revised the Registration Statement (pages 7, 50, 74, 76, 78) to make the requested disclosure with respect to the 80.0% test. The Company intends to pursue a transaction in which our stockholders would continue to own a controlling interest. However, we could pursue a transaction, such as a reverse merger or other similar transaction, in which we issue a substantial number of new shares and, as a result, our stockholders immediately prior to such transaction could own less than a majority of our outstanding shares subsequent to such transaction.

8.	Please explain in more detail in the business section the particular emphasis upon joint ventures as discussed in the summary and risk factors section. Also discuss the likelihood that the initial business combination will be structured in such a way that company stockholders will be minority stockholders of the combined company.

The Company has revised the Registration Statement (pages 74, 76) to make the requested disclosure.

Prospectus Summary, page 1

Our Business, page 2

Right of First Refusal, page 6

9.	We note the reference on page 7 to an opinion from an independent investment banking firm. Please revise here or in the business section, to state whether you anticipate that shareholders, in addition to the board of directors, will be entitled to rely on any such fairness opinion. If you anticipate that future disclosure may indicate that the investment banking firm takes the view that shareholders may not rely on the opinion, revise to address how you will consider such a view in deciding which investment banking firm to hire.

The Company has revised the Registration Statement (pages 7, 47) to make the requested disclosure.

Purchase Option of Our Sponsor, page 8

10.	Please discuss the business purpose of providing the sponsor with the purchase option. Also disclose whether the sponsor has paid or will pay any consideration for the option.

As indicated above, the sponsor has agreed to surrender its purchase option. Accordingly, the Company has deleted references to the sponsor’s purchase option and added no further disclosures.

The Offering, page 9

Redemption, page 10

11.	Please discuss whether the underwriter has the right to consent before the company can exercise their redemption right and if so, discuss in the appropriate section the conflicts of interest that result from such right.

The underwriter has no right to consent before the company can exercise its redemption right. The Company has revised the Registration Statement (pages 10, 105) to make the requested disclosure.

Limited Payment to Insiders, page 13

12.	You disclose that you will not pay any fee or other cash payment to your insiders in connection with your activities leading up to, and including, your business combination. Please revise to clarify whether this statement is designed to encompass all forms of compensation—such as stock, options, etc.

The statement that the Company will pay no fee or other cash payment to our insiders in connection with our activities leading up to, and including, a business combination is designed to encompass all forms of compensation. The Company has revised the Registration Statement (pages 13, 63, 77, 93, 102) to make the requested disclosure.

13.	Please revise the discussion on page 14 or in the use of proceeds section to clarify the factors considered—and individuals involved—in determining that $7,500 is the appropriate amount for the services received. Address the extent to which they administrative services, office space, other services and their costs will be shared with other companies.

The Company has revised the Registration Statement (pages 13, 62, 70) to make the requested disclosure.

Redemption rights for stockholders voting to reject a business combination, page 16

14.	Please clarify here and in the “Registration Rights” section on page 71 the specific procedures for shareholders wishing to redeem their shares. For example, explain what steps shareholders will be required to take before and after a meeting to vote on a proposed transaction, including whether you could require shareholders to tender their shares prior to the shareholder meeting.

The Company has revised the Registration Statement (pages 16-18, 80-82) to make the requested disclosure.

Dissolution and Liquidation if No Business Combination, page 17

15.	Please discuss (i) whether the company has any waiver agreements agreed to at this time and if so, from whom they have been obtained; and (ii) what debts, costs and expenses that will not be covered by the indemnity to be provided by the management stockholders.

The Company has no waiver agreements agreed to at this time. However, prior to or after the consummation of the offering, we expect to receive the written waiver of our outside legal counsel, the representative, the representative’s outside legal counsel and other service providers. The only obligations not covered by the indemnity provided by our sponsor are with respect to claims of creditors, vendors, service providers and target businesses that have executed a valid and binding waiver of their right to seek payment of amounts due to them out of the trust account. The Company has revised the Registration Statement (page 19) to make the requested disclosure.

Amended and Restated Certificate of Incorporation, page 18

16.	You state on page 19 that you will only consummate a transaction if shareholders vote both in favor of a transaction and in favor of your amendment to provide for perpetual existence. As you indicated on page 19 that the vote to amend your certificate of incorporation would require the majority of your shares outstanding, it appears that consummation of a transaction would require such a vote. However, you state on page 15 under “Stockholders must approve business combination” that you will proceed with a business combination only if it is approved by a majority of the common stock voted. Please revise to reconcile the apparent inconsistency or advise.

The Company has revised the Registration Statement (pages 15, 21, 79) to make the requested disclosure.

17.	Please revise to clearly disclose that the current offering is different than most other similar blank check offerings in that it is possible that the company could continue beyond the 24 month period and not distribute funds held in trust after the 24 month period if an amendment is approved by a vote of the shareholders. Please add a risk factor as applicable and reconcile this disclosure with risk factor three on page 25.

The current offering is the same as most other similar blank check offerings in that the Company will not continue beyond the 24 month period and will distribute the funds held in the trust after the 24 month period. As disclosed on page 21, the provision of the Company’s amended and restated articles of incorporation providing for limited existence may only be amended in connection with, and upon consummation of, a business combination. Although technically 95.0% of the Company’s stockholders may approve an amendment to our amended and restated certificate of incorporation providing for a continued existence, the Company’s management has agreed that it will not recommend or vote in favor of such an amendment to our stockholders. As our management controls 20.0% of the Company’s common stock, it is unlikely that such an amendment would be approved by our stockholders (please see the Company’s response to comment no. 18 below for a discussion of why a 95.0% supermajority voting provision was included in our amended and restated certificate of incorporation). Furthermore, any vote to extend the Company’s corporate life to continue perpetually in connection with a business combination will be effective only if the business combination is approved and must be approved by a majority of the Company’s outstanding common stock and a majority of the public stockholders. If a business combination is not consummated within 24 months, funds held in the trust will be distributed as described in the Registration Statement.

18.	We note in the third article of your amended and restated certificate of incorporation, the disclosure that the purpose of the corporation shall automatically terminate on the termination date and that “This Article Third may not be amended without the affirmative vote of at least 95% of the Corporation’s Common Stock ….” Please explain the circumstances in which the board would propose a resolution where the company would survive for a longer period than 24 months if such proposal or vote is not in connection with a business combination. Please reconcile this disclosure with the statement on page 25 that,

…we will take no action to amend or waive any provisions of our amended and restated certificate of incorporation to allow us to survive for a longer period of time. In addition, we will not support, directly or indirectly, or in any way endorse or recommend, that stockholders approve an amendment or modification to such provision if it does not appear we will be able to consummate a business combination within the foregoing time period.

We may have further comment.

As the Staff is aware, concerns have been raised as to whether or not provisions limiting a Delaware corporation’s ability to amend certain key provisions of its certificate of incorporation are enforceable under Delaware law. In response to these concerns, the Company, like many similar blank check companies, has provided that these key provisions can be amended, but only upon the vote of holders of 95.0% of the Company’s outstanding common stock, which the Company believes could potentially provide greater enforceability than an absolute prohibition on amendments. In addition, the insider letters with the Company’s officers and directors have been amended to add a provision which prohibits them from proposing, or voting in favor of, any amendment to these provisions. Accordingly, the sentence which began with “We view these provisions ...” has been modified to refer to the enforceability issue under Delaware law, and to the specific prohibitions on the Company’s officers and directors on proposing or voting in favor of amendments to Article Third of the Company’s amended and restated certificate of incorporation (see pages 21, 28, 82).

Summary Financial Date, page 22

19.	Please revise to indicate the approximate dollar amount redeemed if 29.99% of the 40,000,000 shares are redeemed under the redemption rights.

As indicated above, the number of units offered in this offering has been reduced to 25,000,000. Accordingly, the approximate dollar amount of $147,374,980 is included in the “As Adjusted” column on the Summary of Financial Data table on page 25 to reflect the dollar amount redeemed if one share less than 30.0% of the 25,000,000 shares are redeemed. Additional language has been added to the footnote 2 of this table to further clarify what this balance represents.

Risk Factors, page 24

20.	Please revise the risk factor on page 27 “Although we are required to use our best efforts…” to clarify that under no circumstance will the company be required to net cash settle the exercise of the warrants (consistent with section 3.3.2 of the Warrant Agreement).

The Company has revised the Registration Statement (page 30) to make the requested revisions.

21.	In the first full risk factor on page 31, if possible, please revise to list comparison figures for blank check companies with a focus on the energy industry.

The Company has revised the Registration Statement (page 34) to make the requested revisions.

22.	We note that several of the risk factors on pages 33-36 are repetitive. Please revise to remove duplicative disclosure.

The Company has removed duplicative disclosures as requested.

23.	Please reconcile the representations regarding a third party appraiser in the last risk factor on page 35 with the representations regarding an investment banking firm in the second paragraph on page 7.

The Company has revised the Registration Statement (page 38) to make the requested revisions.

Risk Related Our Target Business, page 45

24.	Please include a risk factor(s) related to acquiring a company located outside the United States. For example, there may be risks in connection with laws and regulations of energy or refining in a foreign jurisdiction, exchange controls that affect the import or export of capital or remittance of dividends, and withholding tax issues.

The Company has revised the Registration Statement (pages 54-57) to make the requested disclosures.

Use of Proceeds, page 53

25.	In the table, please differentiate the “Due diligence of prospective target businesses” entry from the “Legal, accounting and other expenses” entry.

The Company has revised the Registration Statement (pages 60, 69) to make the requested revisions removing due diligence from the legal, accounting and other expenses entry.

26.	Please discuss all possible use of the proceeds held in trust if such funds are released to the company. Please disclose whether any operating expenses or finders’ fees could be paid from the proceeds held in trust upon the release of the funds to the company, particularly if the funds not held in trust and from interest earned on the trust were insufficient to cover all operating expenses and fees. Also revise the MD&A section accordingly.

The Company has revised the Registration Statement (pages 61, 69) to make the requested disclosures.

Dilution, page 58

27.	We note that your dilution presentation assigns no value to the warrants that you have, or will have, outstanding following the offering. Please clarify to the investor that their actual dilution may be higher as a result of the exercise of these warrants, particularly if a cashless exercised is utilized.

The Company has revised the Registration Statement (page 65) to make the requested disclosure.

Proposed Business, page 64

Effecting a Business Combination, page 66

Fair market value of target business, page 69

28.	It may be helpful to include a risk factor that the company will not be required to obtain an opinion from an unaffiliated, independent investment banking firm as to the fair market value of the target business.

We respectfully direct the Staff’s attention to the risk factor on page 47, which addresses the fact that the Company will not be required to obtain an opinion from an unaffiliated, independent investment banking firm as to the fair market value of the target business.

Liquidation if no Business Combination, page 72

29.	On page 73, you state that the trust account could become subject to the claims of creditors, which “could” be prior to the claims of public stockholders. Please briefly explain when the claims of the public stockholders would be prior to the claims of creditors of the company.

The claims of the public stockholders would not be prior to the claims of creditors of the Company. The Company has revised the Registration Statement (page 82) by deleting the word “could” and replacing it with “would”.

Description of Securities, page 93

Warrant, page 95

30.	On page 95 you advise investor to “review a copy of the warrant agreement, which has been filed as an exhibit to the registration statement . . . for a complete description of the terms and conditions applicable to the warrants.” As the exhibits are not provided to the shareholders, please revise to the extent necessary to summarize all of the material provisions of the warrants as well as your units and common stock, and revise the statement above to clarify that all such material provisions are described without incorporating by reference or referring to the underlying document.

As the “Description of Securities” section of the Registration Statement summarizes all material provisions of the warrants, as well as the Company’s units and common stock, we have removed the reference incorporating the warrant agreement in such section. The Company has revised the Registration Statement (page 105) to make the requested revisions.

Financial Statements

General

31.	Please provide a currently dated consent in any amendment and ensure the financial statements are updated as required by Rule 3-12(g) of Regulation S-X.

A currently dated consent has been provided and will be provided in the future with all amendments as required by Rule 3-12(g) of Regulation S-X.

32.	We note that you have amended and restated your certificate of incorporation to increase your authorized shares to 120,000,000. Please revise the financial statements to provide disclosure regarding the timing and nature of this change. We note that the balance sheet reflects a number of authorized shares that would not support equity classification of the warrants and UPO (as well as the insider warrants), and there is no disclosure regarding the subsequent increase in authorized shares.

As indicated above, the number of units offered in this offering has been reduced from 40,000,000 to 25,000,000. Additional language has been added to Note 3 (pages F-9 - F-10) to clarify what the amended number of shares will be upon the closing. Immediately after the proposed offering there will be 47,625,000 authorized, but unisued shares of our common stock available for issuance after the reservation of all warrants and the UPO, thus supporting equity classification.

33.

Given that the underwriter purchase option (UPO) is being registered at inception, it appears you will be required to file timely updates to this registration statement and deliver a current prospectus at the time such UPO is exercised. In light of this fact, please tell us how your plan to account for the UPO upon issuance. In this regard, it appears that pursuant to the guidance in paragraphs 14-18 of EITF 00-19 you may be required to account for the UPO as a liability marked to fair value each period through the income statement. Paragraph 14 of EITF 00-19 states that if the contract allows the company to net-share or physically settle the contract only by delivering registered shares (or units in this case), it is assumed that the company will be required to net-cash settle the contract, and as a result liability classification will be required. Paragraph 17 of EITF 00-19 states that if the contract requires physical or net-share settlement by delivery of registered shares and does not specify any circumstances under which net-cash settlement is permitted or required and the contract does not specify how the contract would be settled in the event that the company is unable to deliver registered shares, then net cash settlement is assumed if the company is unable to deliver registered shares (because it is unlikely that nonperformance would be an acceptable alternative). Please tell us how you have considered the guidance in EITF 00-19 in your proposed accounting for the UPO. Also tell us how you considered Section 5.3 of the UPO Agreement (Exhibit 4.4) in your analysis. We note that is appears you are currently assuming that the UPO will be classified as equity upon issuance based on the review of your capitalization table and the summary financial data, as adjusted. If you conclude that liability classification will be required upon issuance, please revise your capitalization table, pro forma disclosures, and dilution information to properly reflect this classification. Additionally, please add disclosure in the document describing your proposed accounting for the UPO upon issuance, including the potential impact for volatility in your income statement given the requirement to mark the warrants to fair value each period.

We note the Staff’s comment. The Company intends to file timely updates to the Registration Statement and deliver a current prospectus at the time such UPO is exercised. A new Section 2.3 has been added to the UPO stating that the Company is not required to net-cash settle the UPO and Section 5.3 has been deleted in its entirety.

Note 3—Proposed Public Offering, F-9

34.	We note that you disclose the fair value of the option being sold to Maxim Group, LLC, as approximately $5.7 million. Please explain how this is consistent with your disclosure on page 63 that the fair value of the option would be $4.60 per unit (i.e. option value of approximately $9.2 million) or revise as necessary.

We note the Staff’s comment. Note 3 (pages F-9 - F-10) was revised as appropriate. The fair value of the option is $8.44 per unit multiplied by 1,250,000 units to arrive at approximately $10.6 million.

35.	We note your disclosure regarding the purchase option granted to your sponsor, United Refining, Inc. Tell us how you intend to account for this purchase option in your financial statements. Explain your basis for the proposed accounting treatment including references to applicable authoritative guidance. Expand MD&A to discuss the transaction and the likely future effect on your future financial condition and operations.

As indicated above, the sponsor has agreed to surrender its purchase option. Accordingly, the Company has deleted references to the sponsor’s purchase option and added no further disclosure.

Should you have any questions concerning the foregoing responses, please contact me by telephone at (212) 956-5803 or Stuart Neuhauser, Esq. at (212) 370-1300.

Very truly yours,

UNITED REFINING ENERGY CORP.

By:	/s/ James E. Murphy
Name:	James E. Murphy
Title:	Chief Financial Officer

cc:	John A. Catsimatidis
Douglas S. Ellenoff, Esq.
Stuart Neuhauser, Esq.
Martin R. Bring, Esq.
Steven M. Skolnick, Esq.
Maxim Group LLC
John Kyriakides, CPA